Restatement of Previously Issued Unaudited Interim Financial Statements (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Additional Paid in Capital	$ (34,998,705)	$ (33,992,707)	$ (31,893,670)	$ (25,561,780)	$ (24,156,001)
Revision of Prior Period, Reclassification, Adjustment [Member]
Additional Paid in Capital			$ 576,160	$ 576,160